RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Statement of Operations (Details) - USD ($)	3 Months Ended		4 Months Ended	6 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2020	Dec. 31, 2019	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Statement of Operations
Transaction costs allocable to warrant liabilities			$ (636,669)		$ 636,669			$ (636,669)
Change in fair value of warrant liabilities	$ (850,001)	$ 5,125,000	(333,333)	$ 2,616,667	2,183,333	$ (2,408,333)	$ (20,650,000)	2,218,333
Net Income (loss)	$ (1,080,978)	$ 5,697,071	$ (205,197)	$ 3,182,756	$ 2,331,442	$ (1,942,399)	$ (20,522,282)	$ 2,331,442
Basic and diluted weighted average shares outstanding, common stock	11,894,659	8,194,073	6,444,901	8,202,967	8,025,569	8,208,043	9,685,184	8,025,569
Basic and diluted net loss per share, common stock	$ (0.09)	$ 0.62	$ (0.05)	$ 0.30	$ 0.19	$ (0.32)	$ (2.17)	$ 0.19
Basic and diluted weighted average shares outstanding, common stock subject to possible redemption	22,480,341	25,070,806			24,387,850		24,689,816.00	24,387,850
As Reported | Restatement of warrants as derivative liabilities
Statement of Operations
Net Income (loss)		$ 572,071	$ 98,139	$ 566,089		$ 465,934	$ 127,718	$ 784,778
Basic and diluted weighted average shares outstanding, common stock		8,194,073	6,444,901	8,202,967		8,208,043	8,214,508	7,170,375
Basic and diluted net loss per share, common stock			$ 0.01	$ (0.02)		$ (0.03)	$ (0.05)	$ (0.01)
Basic and diluted weighted average shares outstanding, common stock subject to possible redemption							26,160,492.00	26,187,830
Period Adjustment | Restatement of warrants as derivative liabilities
Statement of Operations
Transaction costs allocable to warrant liabilities			$ (636,669)					$ (636,669)
Change in fair value of warrant liabilities		$ 5,125,000	(333,333)	$ 2,616,667		$ (2,408,333)	$ (20,650,000)	2,218,333
Net Income (loss)		$ 5,125,000	$ (303,336)	$ 2,616,667		$ (2,408,333)	$ (20,650,000)	$ 1,546,664
Basic and diluted weighted average shares outstanding, common stock							1,470,676	855,194
Basic and diluted net loss per share, common stock		$ 0.63	$ (0.05)	$ 0.32		$ (0.29)	$ (2.12)	$ 0.20
Basic and diluted weighted average shares outstanding, common stock subject to possible redemption							(1,470,676.00)	(1,799,980)